Related Party Disclosures	12 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Related Party Disclosures

18. Related Party Disclosures

For the years ended the year ended March 31, 2015, 2016 and 2017, the Company incurred rent expense on office facilities and guest house facilities totaling INR 14,490, INR 14,970 and INR 19,362 (US$ 299), respectively, where the lessors are relatives of the Company’s chief executive officer and another director of APGL. As of March 31, 2016, and 2017, the Company had security deposits with these lessors totaling INR 8,567 and INR 8,567 (US$ 132).